UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):     [ ]is a restatement.
                                     [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Marvin & Palmer Associates, Inc.
Address:     1201 N. Market Street
             Suite 2300
             Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Karen T. Buckley
Title:       Chief Financial Officer - Principal
Phone:       (302) 573-3570

Signature, Place, and Date of Signing:

/s/Karen T. Buckley          Wilmington, Delaware          August 8, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

Form 13F File Number     Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     136

Form 13F Information Table Value Total:     $1,350,958
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.     Form 13F File Number     Name

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           Column 1              Column 2   Column 3    Column 4    Column 5   Column 6   Column 7           Column 8
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                                                                    SHRS OR
                                                                    SH/PUT/
                                 TITLE OF                VALUE      PRN AMT   INVESTMENT   OTHER          VOTING AUTHORITY
        NAME OF ISSUER            CLASS      CUSIP      (x$1000)    PRN CALL  DISCRETION  MANAGERS     SOLE      SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------
Accenture Public Ltd., Co.         Com      G1151C101     $5,843      96,700    Sole                  96,700
Accenture Public Ltd., Co.         Com      G1151C101     $3,752      62,100    Sole                                        62,100
Alexion Pharmaceuticals, Inc.      Com      015351109     $8,860     188,400    Sole                 188,400
Alexion Pharmaceuticals, Inc.      Com      015351109     $3,781      80,400    Sole                                        80,400
Alpha Natural Resources, Inc.      Com      02076X102     $8,356     183,900    Sole                 183,900
Alpha Natural Resources, Inc.      Com      02076X102     $2,449      53,900    Sole                                        53,900
Amazon.com, Inc.                   Com      023135106    $37,549     183,625    Sole                 183,625
Amazon.com, Inc.                   Com      023135106    $14,887      72,800    Sole                                        72,800
Ambev ADR                          ADR      20441W203     $8,505     252,150    Sole                 252,150
Ambev ADR                          ADR      20441W203     $2,213      65,610    Sole                                        65,610
Ameriprise Financial, Inc.         Com      03076C106     $3,478      60,300    Sole                  60,300
Amphenol Corp.                     Com      032095101     $6,375     118,050    Sole                 118,050
Amphenol Corp.                     Com      032095101     $3,921      72,600    Sole                                        72,600
Apple Computer, Inc.               Com      037833100    $20,318      60,530    Sole                  60,530
Apple Computer, Inc.               Com      037833100     $8,073      24,050    Sole                                        24,050
Avago Technologies, Ltd.           Com      Y0486S104    $23,590     620,800    Sole                 620,800
Avago Technologies, Ltd.           Com      Y0486S104    $10,327     271,770    Sole                                       271,770
BAIDU.COM                          ADR      056752108    $47,623     339,850    Sole                 339,850
BAIDU.COM                          ADR      056752108    $10,860      77,500    Sole                                        77,500
Banco Santander Chile SA ADR       ADR      05965X109     $6,829      72,800    Sole                  72,800
Banco Santander Chile SA ADR       ADR      05965X109     $1,717      18,300    Sole                                        18,300
BanColombia SA ADR                 ADR      05968L102     $8,732     130,150    Sole                 130,150
BanColombia SA ADR                 ADR      05968L102     $2,053      30,600    Sole                                        30,600
Biogen Idec, Inc.                  Com      09062X103    $14,466     135,300    Sole                 135,300
Biogen Idec, Inc.                  Com      09062X103     $5,453      51,000    Sole                                        51,000
Cameron International Corp.        Com      13342B105    $18,421     366,300    Sole                 366,300
Cameron International Corp.        Com      13342B105     $8,072     160,500    Sole                                       160,500
Canadian National Railway Co.
ADR                                Com      136375102     $5,417      67,800    Sole                  67,800
Canadian National Railway Co.
ADR                                Com      136375102     $2,477      31,000    Sole                                        31,000
Caterpillar, Inc.                  Com      149123101    $23,043     216,450    Sole                 216,450
Caterpillar, Inc.                  Com      149123101     $8,357      78,500    Sole                                        78,500
CF Industries Holdings, Inc.       Com      125269100    $20,613     145,500    Sole                 145,500
CF Industries Holdings, Inc.       Com      125269100     $8,784      62,000    Sole                                        62,000
Cia Siderurgica Nacional ADR       ADR      20440W105       $324      26,000    Sole                  26,000
Cliffs Natural Resources, Inc.     Com      18683K101    $20,145     217,900    Sole                 217,900
Cliffs Natural Resources, Inc.     Com      18683K101     $8,810      95,300    Sole                                        95,300
Coach, Inc.                        Com      189754104    $12,286     191,500    Sole                 191,500
Coach, Inc.                        Com      189754104     $2,778      43,300    Sole                                        43,300
Cognizant Technology Solutions     Com      192446102    $20,521     279,800    Sole                 279,800
Cognizant Technology Solutions     Com      192446102     $8,837     120,500    Sole                                       120,500
Comcast Corp.                      Com      20030N200    $10,271     423,900    Sole                 423,900
Comcast Corp.                      Com      20030N200     $3,557     146,800    Sole                                       146,800
Costco Wholesale Corporation       Com      22160K105    $12,768     157,170    Sole                 157,170
Costco Wholesale Corporation       Com      22160K105     $4,712      58,000    Sole                                        58,000
CSX Corp.                          Com      126408103     $8,110     309,300    Sole                 309,300
CSX Corp.                          Com      126408103     $2,824     107,700    Sole                                       107,700
Cummins, Inc.                      Com      231021106    $14,768     142,700    Sole                 142,700
Cummins, Inc.                      Com      231021106     $4,605      44,500    Sole                                        44,500
Deere & Co.                        Com      244199105    $22,322     269,400    Sole                 269,400
Deere & Co.                        Com      244199105     $9,802     118,300    Sole                                       118,300
EMC Corp.                          Com      268648102    $10,130     367,700    Sole                 367,700
EMC Corp.                          Com      268648102     $4,196     152,300    Sole                                       152,300
Evraz Group SA                     ADR      30050A202     $5,009     160,800    Sole                 160,800
Evraz Group SA                     ADR      30050A202     $1,234      39,600    Sole                                        39,600
FMC Technologies, Inc.             Com      30249U101    $11,941     266,600    Sole                 266,600
FMC Technologies, Inc.             Com      30249U101     $3,986      89,000    Sole                                        89,000
Fomento Economico Mex-SP ADR       ADR      344419106     $5,379      80,900    Sole                  80,900
Fomento Economico Mex-SP ADR       ADR      344419106     $1,210      18,200    Sole                                        18,200
Franklin Resources, Inc.           Com      354613101     $3,946      30,000    Sole                  30,000
Freeport-McMoRan Copper & Gold     Com      35671D857    $11,585     219,000    Sole                 219,000
Freeport-McMoRan Copper & Gold     Com      35671D857     $3,714      70,200    Sole                                        70,200
Goldcorp, Inc.                     Com      380956409     $6,265     129,800    Sole                 129,800
Goldcorp, Inc.                     Com      380956409    $21,866     453,000    Sole                                       453,000
Goldman Sachs Group, Inc.          Com      38141G104     $1,397      10,500    Sole                  10,500
Google, Inc.                       Com      38259P508     $1,367       2,700    Sole                   2,700
Honeywell                          Com      438516106    $10,124     169,900    Sole                 169,900
Honeywell                          Com      438516106     $4,523      75,900    Sole                                        75,900
Humana, Inc.                       Com      444859102    $21,280     263,400    Sole                 263,400
Humana, Inc.                       Com      444859102     $8,484     105,010    Sole                                       105,010
Icici Bank ADR                     ADR      45104G104    $15,682     318,100    Sole                 318,100
Icici Bank ADR                     ADR      45104G104     $3,934      79,800    Sole                                        79,800
Illumina, Inc.                     Com      452327109    $12,813     170,500    Sole                 170,500
Illumina, Inc.                     Com      452327109     $4,922      65,500    Sole                                        65,500
Infosys, Ltd.                      ADR      456788108     $5,512      84,500    Sole                  84,500
Infosys, Ltd.                      ADR      456788108     $1,292      19,800    Sole                                        19,800
Intuit                             Com      461202103    $12,540     241,800    Sole                 241,800
Intuit                             Com      461202103     $3,890      75,000    Sole                                        75,000
Intuitive Surgical, Inc.           Com      46120E602    $20,466      55,000    Sole                  55,000
Intuitive Surgical, Inc.           Com      46120E602     $8,503      22,850    Sole                                        22,850
Joy Global, Inc.                   Com      481165108    $21,743     228,300    Sole                 228,300
Joy Global, Inc.                   Com      481165108    $10,038     105,400    Sole                                       105,400
Lorillard, Inc.                    Com      544147101    $10,419      95,700    Sole                  95,700
Lorillard, Inc.                    Com      544147101     $3,059      28,100    Sole                                        28,100
Mechel OAO ADR                     ADR      583840103    $11,749     491,800    Sole                 491,800
Mechel OAO ADR                     ADR      583840103     $2,874     120,300    Sole                                       120,300
Monsanto Company                   Com      61166W101    $17,395     239,800    Sole                 239,800
Monsanto Company                   Com      61166W101     $8,415     116,000    Sole                                       116,000
National Oilwell Varco, Inc.       Com      637071101    $26,795     342,600    Sole                 342,600
National Oilwell Varco, Inc.       Com      637071101    $11,732     150,000    Sole                                       150,000
NetApp, Inc.                       Com      64110D104    $21,819     413,400    Sole                 413,400
NetApp, Inc.                       Com      64110D104     $9,960     188,700    Sole                                       188,700
Nvidia Corp.                       Com      67066G104     $6,682     419,300    Sole                 419,300
Nvidia Corp.                       Com      67066G104     $2,489     156,200    Sole                                       156,200
Oracle Corporation                 Com      68389X105    $14,421     438,200    Sole                 438,200
Oracle Corporation                 Com      68389X105     $7,671     233,100    Sole                                       233,100
Peabody Energy Corp.               Com      704549104    $18,586     315,500    Sole                 315,500
Peabody Energy Corp.               Com      704549104     $7,658     130,000    Sole                                       130,000
Petroleo Brasileiro ADR            ADR      71654V408    $25,181     741,400    Sole                 741,400
Petroleo Brasileiro ADR            ADR      71654V408     $6,489     191,100    Sole                                       191,100
Precision Castparts Corp.          Com      740189105    $18,230     110,700    Sole                 110,700
Precision Castparts Corp.          Com      740189105     $6,752      41,000    Sole                                        41,000
Qualcomm, Inc.                     Com      747525103    $10,853     191,100    Sole                 191,100
Qualcomm, Inc.                     Com      747525103     $5,054      89,000    Sole                                        89,000
Quimica y Minera de Chile SA
- sp ADR                           ADR      833635105     $4,996      77,200    Sole                  77,200
Quimica y Minera de Chile SA
- sp ADR                           ADR      833635105     $1,262      19,500    Sole                                        19,500
Schlumberger, Ltd.                 Com      806857108    $18,940     218,500    Sole                 218,500
Schlumberger, Ltd.                 Com      806857108     $5,897      68,000    Sole                                        68,000
SPDR Gold Shares                   Com      78463V107     $3,212      22,000    Sole                  22,000
Stryker Corporation                Com      863667101     $8,518     144,700    Sole                 144,700
Stryker Corporation                Com      863667101     $3,862      65,600    Sole                                        65,600
Suncor Enerrgy, Inc.               Com      867224107     $4,270     109,200    Sole                 109,200
Suncor Enerrgy, Inc.               Com      867224107    $14,682     375,500    Sole                                       375,500
Symantec Corp.                     Com      871503108    $14,843     752,700    Sole                 752,700
Symantec Corp.                     Com      871503108     $9,424     477,900    Sole                                       477,900
T Rowe Price Group, Inc.           Com      74144T108     $3,753      62,200    Sole                  62,200
Talisman Energy, Inc. ADR          Com      87425E103     $5,653     275,900    Sole                 275,900
Talisman Energy, Inc. ADR          Com      87425E103    $22,047   1,076,000    Sole                                     1,076,000
Telecomunicacoes de Sao Paulo
SA Telesp                          ADR      87929A102     $4,834     162,745    Sole                 162,745
Telecomunicacoes de Sao Paulo
SA Telesp                          ADR      87929A102     $1,165      39,215    Sole                                        39,215
Tiffany & Co.                      Com      886547108     $7,290      92,500    Sole                  92,500
Tiffany & Co.                      Com      886547108     $4,618      58,600    Sole                                        58,600
Union Pacific Corp.                Com      907818108    $23,760     226,550    Sole                 226,550
Union Pacific Corp.                Com      907818108     $8,736      83,300    Sole                                        83,300
Unitedhealth Group                 Com      91324P102    $21,689     420,500    Sole                 420,500
Unitedhealth Group                 Com      91324P102     $8,686     168,400    Sole                                       168,400
Vale SA SP ADR                     ADR      91912E105    $15,387     481,600    Sole                 481,600
Vale SA SP ADR                     ADR      91912E105     $3,991     124,900    Sole                                       124,900
Viacom, Inc.                       Com      92553P201    $19,597     382,400    Sole                 382,400
Viacom, Inc.                       Com      92553P201     $7,985     155,800    Sole                                       155,800
VMware, Inc.                       Com      928563402    $22,351     223,000    Sole                 223,000
VMware, Inc.                       Com      928563402    $11,045     110,200    Sole                                       110,200
Wells Fargo Company                Com      949746101        $67       2,400    Sole                   2,400
Whiting Petroleum Corp.            Com      966387102     $8,229     144,600    Sole                 144,600
Whiting Petroleum Corp.            Com      966387102     $2,532      44,500    Sole                                        44,500
Yum! Brands, Inc.                  Com      988498101     $8,512     154,100    Sole                 154,100
Yum! Brands, Inc.                  Com      988498101     $3,237      58,600    Sole                                        58,600